Note 23 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of fair value measurement of assets and liabilities [text block]
	Classification
December 31, 2025	Fair value through profit or loss	Amortized cost	Level 1	Level 3	Total Fair Value
Assets:
Cash and cash equivalents	$-	$39,024	$-	$-	$39,024
Restricted cash	-	1,208	-	-	1,208
Receivables	-	666	-	-	666
	$-	$40,898	$-	$-	$40,898
Liabilities:
Accounts payable and accrued liabilities	$-	$5,817	$-	$-	$5,817
Short-term deferred government grant		642			642
Long-term government loan payable	-	5,196	-	-	5,196
Term loan	-	38,168			38,168
US Warrants	81,658	-	-	81,658	81,658
Royalty	-	2,338	-	-	2,338
	$81,658	$52,161	-	$81,658	$133,819
	Classification
December 31, 2024	Fair value through profit or loss	Amortized cost	Level 1	Level 3	Total Fair Value
Assets:
Cash and cash equivalents	$-	$3,717	$-	$-	$3,717
Restricted cash	-	1,208	-	-	1,208
Receivables	-	1,310	-	-	1,310
Marketable securities	12	-	12	-	12
	$12	$6,235	$12	$-	$6,247
Liabilities:
Accounts payable and accrued liabilities	$-	$3,579	$-	$-	$3,579
Accrued interest	-	2,799	-	-	2,799
Long-term government loan payable	-	7,824	-	-	7,824
Convertible Notes payable [1]	63,963	-	-	63,963	63,963
Warrants - Convertible Notes payable [1]	1,582	-	-	1,582	1,582
Royalty	-	1,283	-	-	1,283
	$65,545	$15,485	-	$65,545	$81,030